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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Global Equity Value Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Brazil 1.1%
Pagseguro Digital Ltd., Class A(a)	255,358	8,495,761
Canada 2.6%
Suncor Energy, Inc.	366,077	14,562,543
Yamana Gold, Inc.	2,222,888	6,468,604
Total		21,031,147
China 0.6%
Tencent Holdings Ltd.	100,800	5,146,054
Finland 1.5%
UPM-Kymmene OYJ	334,839	12,295,247
France 4.2%
Aperam SA	103,816	4,810,954
AXA SA	519,056	12,940,068
BNP Paribas SA	197,049	12,222,914
Casino Guichard Perrachon SA	99,598	4,308,099
Total		34,282,035
Israel 0.6%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	3,883,188	4,749,477
Japan 8.8%
Hitachi Capital Corp.	191,800	4,953,581
Hoya Corp.	125,900	7,456,068
ITOCHU Corp.	759,300	14,207,856
Nippon Telegraph & Telephone Corp.	271,400	12,678,968
ORIX Corp.	614,201	10,259,791
Starts Corp., Inc.	180,300	4,606,343
Subaru Corp.	235,700	7,187,899
Sumitomo Mitsui Financial Group, Inc.	232,900	9,601,844
Total		70,952,350
Liberia 0.9%
Royal Caribbean Cruises Ltd.	69,997	7,348,285
Netherlands 2.6%
ING Groep NV	559,279	8,145,357
Koninklijke Ahold Delhaize NV	296,265	6,807,139
Signify NV	215,512	6,155,002
Total		21,107,498
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 1.1%
BW LPG Ltd.(a)	1,558,361	6,501,820
Kongsberg Automotive ASA(a)	1,527,289	1,982,208
Total		8,484,028
Russian Federation 0.6%
Sberbank of Russia PJSC, ADR	354,174	5,093,022
South Korea 2.0%
Hyundai Home Shopping Network Corp.	67,447	6,656,575
Youngone Corp.	328,139	9,679,407
Total		16,335,982
Spain 3.9%
ACS Actividades de Construccion y Servicios SA	355,132	14,742,590
Endesa SA	470,010	10,354,676
Tecnicas Reunidas SA	206,533	6,108,622
Total		31,205,888
Sweden 1.2%
Hemfosa Fastigheter AB	745,019	9,638,928
United Kingdom 9.0%
BP PLC, ADR	219,503	10,057,627
BT Group PLC	2,933,758	7,991,085
Inchcape PLC	766,365	7,452,286
John Wood Group PLC	1,060,553	9,454,432
Legal & General Group PLC	3,832,888	13,746,990
Nightstar Therapeutics PLC, ADR(a)	90,995	1,281,210
Royal Dutch Shell PLC, Class A	465,746	16,140,973
Shire PLC	131,738	7,180,166
Total		73,304,769
United States 58.3%
Aflac, Inc.	182,538	8,225,162
Alexion Pharmaceuticals, Inc.(a)	13,090	1,520,142
Alphabet, Inc., Class C(a)	8,474	9,194,205
Ameren Corp.	152,014	8,997,709
American Electric Power Co., Inc.	213,582	14,512,897
American Tower Corp.	61,743	8,543,379
Apple, Inc.	51,276	9,581,946
Bank of America Corp.	701,785	20,379,836
Columbia Global Equity Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Berkshire Hathaway, Inc., Class B(a)	78,148	14,967,686
Biogen, Inc.(a)	6,490	1,907,800
BioMarin Pharmaceutical, Inc.(a)	23,570	2,129,314
BlackRock, Inc.	31,036	16,580,362
Booz Allen Hamilton Holdings Corp.	211,370	9,530,673
Broadcom, Inc.	49,702	12,528,383
Cisco Systems, Inc.	393,848	16,821,248
Citizens Financial Group, Inc.	190,297	7,773,633
Comcast Corp., Class A	209,216	6,523,355
DISH Network Corp., Class A(a)	145,688	4,305,080
Eastman Chemical Co.	105,358	10,989,893
EOG Resources, Inc.	102,447	12,069,281
Equity LifeStyle Properties, Inc.	115,490	10,498,041
General Motors Co.	278,890	11,908,603
Home Depot, Inc. (The)	51,516	9,610,310
Honeywell International, Inc.	59,358	8,779,642
Humana, Inc.	34,788	10,122,612
Invesco Ltd.	289,368	7,905,534
Johnson & Johnson	173,295	20,729,548
JPMorgan Chase & Co.	282,099	30,187,414
L3 Technologies, Inc.	53,510	10,612,638
MasterCard, Inc., Class A	59,500	11,312,140
Microsoft Corp.	230,605	22,792,998
Morgan Stanley	346,640	17,380,530
Common Stocks (continued)
Issuer	Shares	Value ($)
Norfolk Southern Corp.	82,537	12,516,736
Patterson-UTI Energy, Inc.	466,300	9,643,084
PepsiCo, Inc.	103,122	10,337,981
Pfizer, Inc.	636,811	22,880,619
Philip Morris International, Inc.	128,194	10,196,551
Quotient Ltd.(a)	516,177	3,721,636
TESARO, Inc.(a)	14,724	673,918
Textron, Inc.	154,648	10,296,464
Tyson Foods, Inc., Class A	112,500	7,590,375
Vertex Pharmaceuticals, Inc.(a)	13,462	2,073,148
Walmart, Inc.	173,616	14,330,265
Total		473,182,771
Total Common Stocks (Cost $659,926,157)		802,653,242

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	4,417,205	4,417,205
Total Money Market Funds (Cost $4,416,763)		4,417,205
Total Investments in Securities (Cost $664,342,920)		807,070,447
Other Assets & Liabilities, Net		3,965,940
Net Assets		$811,036,387

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,493,000 EUR	6,456,648 USD	JPMorgan	07/25/2018	8,581	—
8,412,000 GBP	11,250,823 USD	JPMorgan	07/25/2018	38,782	—
8,563,000 ILS	2,405,805 USD	JPMorgan	07/25/2018	—	(5,463)
11,243,187,000 KRW	10,451,681 USD	JPMorgan	07/25/2018	27,560	—
59,086,000 NOK	7,263,963 USD	JPMorgan	07/25/2018	27,852	—
21,201,000 SEK	2,426,967 USD	JPMorgan	07/25/2018	12,893	—
17,735,986 USD	23,356,000 AUD	JPMorgan	07/25/2018	—	(66,472)
3,222,101 USD	4,135,000 CAD	JPMorgan	07/25/2018	—	(28,824)
6,422,189 USD	6,300,000 CHF	JPMorgan	07/25/2018	122	—
5,620,836 USD	7,511,000 SGD	JPMorgan	07/25/2018	—	(4,803)
Total				115,790	(105,562)
2	Columbia Global Equity Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	3,067,919	22,156,056	(20,806,770)	4,417,205	268	442	36,405	4,417,205
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Equity Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	8,495,761	—	—	—	8,495,761
Canada	21,031,147	—	—	—	21,031,147
China	—	5,146,054	—	—	5,146,054
Finland	—	12,295,247	—	—	12,295,247
France	—	34,282,035	—	—	34,282,035
Israel	—	4,749,477	—	—	4,749,477
Japan	—	70,952,350	—	—	70,952,350
Liberia	7,348,285	—	—	—	7,348,285
Netherlands	—	21,107,498	—	—	21,107,498
Norway	—	8,484,028	—	—	8,484,028
Russian Federation	—	5,093,022	—	—	5,093,022
South Korea	—	16,335,982	—	—	16,335,982
Spain	—	31,205,888	—	—	31,205,888
Sweden	—	9,638,928	—	—	9,638,928
United Kingdom	11,338,837	61,965,932	—	—	73,304,769
United States	473,182,771	—	—	—	473,182,771
Total Common Stocks	521,396,801	281,256,441	—	—	802,653,242
Money Market Funds	—	—	—	4,417,205	4,417,205
Total Investments in Securities	521,396,801	281,256,441	—	4,417,205	807,070,447
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	115,790	—	—	115,790
4	Columbia Global Equity Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(105,562)	—	—	(105,562)
Total	521,396,801	281,266,669	—	4,417,205	807,080,675
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Global Equity Value Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Argentina 0.6%
Banco Macro SA, ADR	12,262	963,916
Australia 2.3%
Fortescue Metals Group Ltd.	404,297	1,425,208
Macquarie Group Ltd.	23,181	1,997,384
Total		3,422,592
Brazil 1.5%
Pagseguro Digital Ltd., Class A(a)	67,294	2,238,871
Canada 4.6%
Cott Corp.	181,862	2,869,782
Stars Group, Inc. (The)(a)	72,143	2,442,602
Yamana Gold, Inc.	478,538	1,392,546
Yamana Gold, Inc.	35,858	104,261
Total		6,809,191
China 2.9%
Tencent Holdings Ltd.	33,300	1,700,036
WH Group Ltd.	2,463,000	2,523,403
Total		4,223,439
Finland 1.9%
UPM-Kymmene OYJ	75,904	2,787,186
France 7.2%
BNP Paribas SA	31,508	1,954,436
Capgemini SE	21,089	2,777,285
DBV Technologies SA, ADR(a)	18,336	412,560
Sanofi	36,972	2,836,669
VINCI SA	27,648	2,705,990
Total		10,686,940
Germany 2.1%
Bayer AG, Registered Shares	19,827	2,360,989
Duerr AG	7,310	734,252
Total		3,095,241
Ireland 1.6%
ICON PLC(a)	18,793	2,423,921
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 2.4%
Bank Hapoalim BM	353,479	2,440,316
Bezeq Israeli Telecommunication Corp., Ltd. (The)	969,378	1,185,634
Total		3,625,950
Italy 1.3%
Recordati SpA	50,394	1,867,546
Japan 24.2%
Amano Corp.	74,400	1,846,142
BayCurrent Consulting, Inc.	57,900	2,227,028
CYBERDYNE, Inc.(a)	30,400	388,316
Digital Arts, Inc.	34,700	1,851,047
Hitachi Capital Corp.	74,100	1,913,766
Hoya Corp.	44,400	2,629,463
Invincible Investment Corp.	3,195	1,465,205
ITOCHU Corp.	166,900	3,122,996
Koito Manufacturing Co., Ltd.	29,500	2,160,918
Matsumotokiyoshi Holdings Co., Ltd.	36,600	1,762,553
Mitsubishi UFJ Financial Group, Inc.	325,500	1,962,186
Nihon M&A Center, Inc.	92,000	3,008,646
ORIX Corp.	144,200	2,408,759
SoftBank Group Corp.	30,700	2,178,476
Sony Corp.	68,900	3,250,626
Subaru Corp.	63,400	1,933,444
Takuma Co., Ltd.	150,300	1,729,485
Total		35,839,056
Netherlands 7.7%
ABN AMRO Bank NV	81,027	2,104,782
ASR Nederland NV	50,743	2,147,425
ING Groep NV	166,217	2,420,789
Koninklijke Ahold Delhaize NV	94,939	2,181,368
Signify NV	87,288	2,492,937
Total		11,347,301
Norway 0.8%
BW LPG Ltd.(a)	270,508	1,128,618
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	72,605	1,044,060
Columbia Overseas Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 2.9%
Hyundai Home Shopping Network Corp.	12,607	1,244,228
Samsung Electronics Co., Ltd.	42,515	1,996,403
Youngone Corp.	35,808	1,056,260
Total		4,296,891
Spain 3.9%
ACS Actividades de Construccion y Servicios SA	54,577	2,265,654
Endesa SA	93,557	2,061,132
Tecnicas Reunidas SA	46,867	1,386,184
Total		5,712,970
Sweden 2.2%
Granges AB	84,892	1,096,393
Hemfosa Fastigheter AB	167,501	2,167,099
Total		3,263,492
Switzerland 5.1%
Nestlé SA, Registered Shares	60,301	4,550,719
Roche Holding AG, Genusschein Shares	14,305	3,063,180
Total		7,613,899
United Kingdom 18.2%
British American Tobacco PLC	20,743	1,066,866
BT Group PLC	570,124	1,552,926
Crest Nicholson Holdings PLC	177,886	1,041,427
DCC PLC	33,171	3,181,518
GW Pharmaceuticals PLC, ADR(a)	4,081	657,000
John Wood Group PLC	162,862	1,451,854
Just Group PLC	876,310	1,682,149
Legal & General Group PLC	601,769	2,158,297
Liberty Global PLC, Class C(a)	82,338	2,279,116
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Dutch Shell PLC, Class B	127,450	4,535,527
Shire PLC	55,454	3,022,430
TP ICAP PLC	363,698	2,025,790
WPP PLC	142,324	2,331,872
Total		26,986,772
United States 5.0%
ACADIA Pharmaceuticals, Inc.(a)	22,052	399,141
Aerie Pharmaceuticals, Inc.(a)	8,416	431,741
Alexion Pharmaceuticals, Inc.(a)	6,552	760,884
BioMarin Pharmaceutical, Inc.(a)	5,299	478,712
Broadcom, Inc.	10,276	2,590,271
Insmed, Inc.(a)	17,663	492,091
Puma Biotechnology, Inc.(a)	7,217	382,140
Quotient Ltd.(a)	55,352	399,088
Spark Therapeutics, Inc.(a)	6,880	548,955
TESARO, Inc.(a)	7,718	353,253
Vertex Pharmaceuticals, Inc.(a)	3,468	534,072
Total		7,370,348
Total Common Stocks (Cost $150,082,649)		146,748,200

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.907%(b),(c)	691,658	691,658
Total Money Market Funds (Cost $691,589)		691,658
Total Investments in Securities (Cost $150,774,238)		147,439,858
Other Assets & Liabilities, Net		671,470
Net Assets		$148,111,328

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,557,000 CAD	3,546,690 USD	Morgan Stanley	07/25/2018	27,521	—
1,214,000 GBP	1,623,361 USD	Morgan Stanley	07/25/2018	5,265	—
9,437,000 ILS	2,649,206 USD	Morgan Stanley	07/25/2018	—	(8,174)
3,494,798,000 KRW	3,244,938 USD	Morgan Stanley	07/25/2018	4,736	—
6,071,083 USD	7,995,000 AUD	Morgan Stanley	07/25/2018	—	(22,626)
888,646 USD	5,632,000 DKK	Morgan Stanley	07/25/2018	—	(291)
2	Columbia Overseas Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,776,800 USD	1,513,000 EUR	Morgan Stanley	07/25/2018	—	(735)
2,653,820 USD	3,547,000 SGD	Morgan Stanley	07/25/2018	—	(1,700)
Total				37,522	(33,526)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.907%
	—	23,156,850	(22,465,192)	691,658	153	69	4,610	691,658
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
KRW	South Korean Won
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described below:
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Overseas Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	963,916	—	—	—	963,916
Australia	—	3,422,592	—	—	3,422,592
Brazil	2,238,871	—	—	—	2,238,871
Canada	6,809,191	—	—	—	6,809,191
China	—	4,223,439	—	—	4,223,439
4	Columbia Overseas Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Finland	—	2,787,186	—	—	2,787,186
France	412,560	10,274,380	—	—	10,686,940
Germany	—	3,095,241	—	—	3,095,241
Ireland	2,423,921	—	—	—	2,423,921
Israel	—	3,625,950	—	—	3,625,950
Italy	—	1,867,546	—	—	1,867,546
Japan	—	35,839,056	—	—	35,839,056
Netherlands	—	11,347,301	—	—	11,347,301
Norway	—	1,128,618	—	—	1,128,618
Russian Federation	—	1,044,060	—	—	1,044,060
South Korea	—	4,296,891	—	—	4,296,891
Spain	—	5,712,970	—	—	5,712,970
Sweden	—	3,263,492	—	—	3,263,492
Switzerland	—	7,613,899	—	—	7,613,899
United Kingdom	2,936,116	24,050,656	—	—	26,986,772
United States	7,370,348	—	—	—	7,370,348
Total Common Stocks	23,154,923	123,593,277	—	—	146,748,200
Money Market Funds	—	—	—	691,658	691,658
Total Investments in Securities	23,154,923	123,593,277	—	691,658	147,439,858
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	37,522	—	—	37,522
Liability
Forward Foreign Currency Exchange Contracts	—	(33,526)	—	—	(33,526)
Total	23,154,923	123,597,273	—	691,658	147,443,854
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Overseas Core Fund | Quarterly Report 2018	5

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2018